Summary of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Computer Hardware and Other Property - Estimated Useful Lives

Computer hardware and other property are recorded at cost and depreciated on a straight-line basis over their estimated useful lives as follows:

Computer hardware	3 years
Buildings and building improvements	10-40 years
Furniture, fixtures and equipment	5-7 years

Schedule of Other Identifiable Assets - Estimated Useful Lives

Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives as follows:

Trade names	3-20 years
Customer relationships	6-30 years
Databases and content	5-30 years
Other	10-30 years